Prepayments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Prepayments (Details) [Line Items]
Prepayment amount			$ 656,917
Prepaid expense		$ 70,737	$ 70,737
Vendor [Member]
Prepayments (Details) [Line Items]
Prepayment amount	$ 20,000	20,000
XHJC [Member]
Prepayments (Details) [Line Items]
Prepayment amount	$ 1,063,820	$ 1,527,243